Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2020
Disclosure Of Repurchase Agreements [Abstract]
Repurchase Agreements - Non Trading	25. REPURCHASE AGREEMENTS – NON TRADING

		Group
	2020	2019
	£m	£m
Agreements with banks	6,358	10,227
Agreements with customers	9,490	8,059
	15,848	18,286